Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2000

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	6	The manager's review of fund performance, strategy and outlook.
Investment Changes	9	A summary of major shifts in the fund's investments over the past six months.
Investments	10	A complete list of the fund's investments with their market values.
Financial Statements	27	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	31	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The Federal Reserve Board's effort to keep inflation in check without over-cooling the U.S. economy has taken a toll on the stock market. Through July 2000, bellwether equity indexes such as the Dow Jones Industrial Average, NASDAQ and S&P 500® have negative returns for the year. On the other hand, fixed-income markets are enjoying strong performance. Except for high-yield, most bond sectors - corporates, mortgages, Treasuries and agencies - have returned 4%-6% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Equity-Income	3.59%	-3.83%	105.78%	304.71%
Russell 3000 Value	1.04%	-4.34%	116.57%	315.59%
Equity Income Funds Average	2.72%	-2.57%	92.15%	236.02%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of U.S. domiciled value-oriented stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 237 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The averages are listed on page 5 of this report.*

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Equity-Income	-3.83%	15.53%	15.00%
Russell 3000 Value	-4.34%	16.71%	15.31%
Equity Income Funds Average	-2.57%	13.81%	12.74%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income Fund on July 31, 1990. As the chart shows, by July 31, 2000, the value of the investment would have grown to $40,471 - a 304.71% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $41,559 - a 315.59% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* The Lipper equity income funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of July 31, 2000, the six month, one year, five year, and 10 year cumulative total returns for the equity income funds were 2.47%, -3.68%, 87.03%, and 232.72%, respectively; and the one year, five year, and ten year average annual total returns were -3.68%, 13.25%, and 12.66%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Volatility and rising interest rates were the main factors influencing equity investors during the six-month period that ended July 31, 2000. The U.S. equity markets struggled to break free from the grip of the Federal Reserve Board, whose effort to cool the overheated economy was delivered via a series of interest-rate hikes. With every clench of its fist, the Fed's effort - which raised the federal funds rate three times by a combined total of 1.0% - gradually tempered the optimism toward stocks as the period progressed. The effect of the Fed's tightening, coupled with the market's concerns about corporate earnings, took its toll beginning in March with a correction in technology stocks. The seemingly invincible NASDAQ Composite Index, which had soared to a 19.2% gain in February, dropped more than 10% in March and shed 25% during a single week in April, before finishing the volatile period with a -4.31% return. The Dow Jones Industrial Average, the blue chips' benchmark, returned -3.08%, while the Standard & Poor's 500 SM Index, an index of 500 commonly held large-cap companies, fared better, gaining 3.20%. Growing concerns about a potential economic slowdown also affected small-cap stocks, as evidenced by the Russell 2000®'s mere 1.35% six-month advance. The S&P and Russell indexes weren't immune from the market's indecisiveness, dropping 1.56% and 3.22%, respectively, during July.

(Portfolio Manager photograph)
An interview with Steve Petersen, Portfolio Manager of Fidelity Equity-Income Fund

Q. How did the fund perform, Steve?

A. For the six-month period ending July 31, 2000, the fund returned 3.59%, outperforming the 2.72% return of the equity income funds average, as tracked by Lipper Inc. By comparison, the Russell 3000 Value Index returned 1.04% during the same time period. For the 12-month period ending July 31, 2000, the fund was down 3.83%, compared to the -2.57% and -4.34% returns of the Lipper average and the Russell index, respectively.

Q. What strategy did you use in the past six-month period to outperform the fund's benchmark and peer group?

A. I continued to follow my long-term strategy of emphasizing companies that pay dividend yields, show signs of improvement in their business fundamentals and have good valuations. The most important aspect of the fund's performance relative to the index and its peers was the huge swing in technology stock prices. Until mid-March, technology stocks led the market. That came to an end as the NASDAQ plummeted and was still struggling to recover at the end of the period. Given the fund's underweighting in technology relative to the Russell 3000 Value Index, the fund was not as exposed to these wild swings. The fund also held a lower proportion of technology stocks than many of its competitors, giving it an edge in performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Financial stocks accounted for a significant portion of the fund's holdings. How did they do?

A. Their performance was mixed. Fannie Mae continued to be plagued both by Congress' ongoing debate about whether the U.S. government should continue to implicitly guarantee its debt, and by higher interest rates. On the positive side, many financial companies that earned a higher percentage of their revenues from transactions or asset management businesses did well during the period. Fund holding Citigroup benefited from subsidiary Salomon Smith Barney's strong revenues, while Bank of New York's growing revenues from its successful custody business helped its performance. Growing optimism about improved pricing for commercial insurers and positive quarterly results helped the performance of Hartford Financial, a commercial insurer, and ACE Ltd., a specialty insurance company.

Q. Pharmaceutical stocks appeared to come back from their slump last year . . .

A. That's right. A growing perception of a slowing economy helped pharmaceutical stocks, which are considered defensive and tend to do well in a moderating economy. As a result, the fund's pharmaceutical holdings generally performed very well. Eli Lily was one example. The company developed a drug to treat sepsis, an often-fatal condition resulting from severe infection, and its stock soared following reports of promising clinical test results. Bristol-Myers Squibb, however, had disappointing performance. Its new hypertension drug, Vanlev, was pulled from its planned launch because of Food and Drug Administration concerns.

Q. Which stocks were disappointments?

A. AT&T was hurt by announcements that its earnings growth would be lower than expected. Its core business - consumer long-distance telephone services - has been rather flat over the past few years. Prices have declined while competition has increased. BellSouth and Bell Atlantic - now known as Verizon - also were hurt by these concerns. Honeywell's expectations for earnings growth also slipped. This multi-industry company saw a softening in a couple of its business lines, and its performance slumped.

Q. What's your near-term outlook, Steve?

A. The big question is how much the economy will slow. If it strengthens once again, showing the past couple of months to be an anomaly, it could cause the Federal Reserve Board to increase interest rates significantly, potentially causing a recession. On the other hand, if the Fed's tightening moves have been sufficient to slow the economy and reduce expectations for growth, perhaps even causing a bit of a correction in technology stocks, the market would probably perceive that as a very positive scenario. No matter what scenario evolves, I will continue to focus on finding very solid companies, looking for good value and strong dividend yields.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks reasonable income

Fund number: 023

Trading symbol: FEQIX

Start date: May 16, 1966

Size: as of July 31, 2000, more than $20.4 billion

Manager: Stephen Petersen, since 1993; manager, Fidelity Puritan Fund, since 2000; Fidelity Balanced Fund, 1996-1997; joined Fidelity in 1980

3

Stephen Petersen on recent shifts and their potential impact on the fund:

"Two important changes could potentially signal better news for the fund's common sense approach to investing. First, market sentiment has shifted, most particularly relative to technology stocks. The markets have become more suspicious about the ability of technology companies to deliver the growth that was expected. Second, the economy is slowing. These two factors lead me to believe that, slowly but surely, investors will gravitate back to a common sense approach once again.

"If the economy continues to slow, traditional cyclical companies could provide better-than-average earnings growth for some time, and investors may change their expectations for technology stocks, which could be detrimental to their performance. At the same time, the prospects for cyclical companies could improve, especially if pressure is taken off of interest rates. There are many good companies trading at very attractive valuation levels in the marketplace that I believe provide an important component of diversification to investors' portfolios. It's possible that these companies could enter a more positive environment over the coming months."

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	4.1	3.9
General Electric Co.	3.5	4.1
Exxon Mobil Corp.	3.4	3.4
BP Amoco PLC	2.3	2.4
SBC Communications, Inc.	2.3	2.0
TotalFinaElf SA	2.2	1.8
Viacom, Inc. Class B (non-vtg.)	2.2	1.8
Eli Lilly & Co.	2.1	1.2
Fannie Mae	2.1	2.3
Bank of New York Co., Inc.	2.1	1.8
	26.3	24.7
Top Five Market Sectors as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Finance	25.7	24.5
Energy	14.7	14.4
Utilities	10.2	12.0
Industrial Machinery & Equipment	7.7	6.7
Health	7.3	6.4
Asset Allocation (% of fund's net assets)
As of July 31, 2000 *		As of January 31, 2000 **
	Stocks 92.6%		Stocks 94.2%
	Bonds 0.4%		Bonds 0.4%
	Convertible Securities 5.0%		Convertible Securities 5.4%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	8.6%	** Foreign investments	9.0%

Semiannual Report

Investments July 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 3.6%
Aerospace & Defense - 3.3%
Boeing Co.	3,212,900	$ 157,432
Honeywell International, Inc.	3,573,650	120,164
Rockwell International Corp.	1,194,400	41,879
Textron, Inc.	3,115,100	177,755
United Technologies Corp.	2,938,280	171,522
		668,752
Ship Building & Repair - 0.3%
General Dynamics Corp.	1,021,300	57,640
TOTAL AEROSPACE & DEFENSE		726,392
BASIC INDUSTRIES - 4.8%
Chemicals & Plastics - 2.5%
Arch Chemicals, Inc.	650,350	13,007
Celanese AG	301,960	5,124
Crompton Corp.	2,237,324	21,954
Dow Chemical Co.	1,646,400	47,334
E.I. du Pont de Nemours and Co.	1,246,885	56,499
Engelhard Corp.	1,112,000	20,086
Great Lakes Chemical Corp.	2,118,500	62,231
Hercules Trust II unit	31,600	18,012
Hercules, Inc.	1,762,100	26,321
IMC Global, Inc.	3,281,500	45,326
M.A. Hanna Co.	1,973,300	15,786
Millennium Chemicals, Inc.	1,541,857	23,899
Olin Corp.	1,430,500	22,441
Praxair, Inc.	1,403,430	55,523
Rohm & Haas Co.	389,100	10,117
Solutia, Inc.	2,499,300	35,771
Union Carbide Corp.	754,600	33,816
		513,247
Iron & Steel - 0.5%
Allegheny Technologies, Inc.	1,558,350	32,238
Dofasco, Inc.	1,613,100	26,520
Nucor Corp.	1,262,700	47,667
		106,425
Metals & Mining - 1.0%
Alcoa, Inc.	4,633,576	140,166
Common Stocks - continued
	Shares	Value (Note 1) (000s)
BASIC INDUSTRIES - continued
Metals & Mining - continued
Phelps Dodge Corp.	1,112,500	$ 45,265
Ryerson Tull, Inc. (e)	1,534,295	13,521
		198,952
Packaging & Containers - 0.2%
Ball Corp.	786,228	27,272
Owens-Illinois, Inc. (a)	1,425,500	18,977
		46,249
Paper & Forest Products - 0.6%
Bowater, Inc.	1,597,100	78,657
Georgia-Pacific Corp.	411,800	10,218
Pentair, Inc.	474,800	14,541
Smurfit-Stone Container Corp. (a)	1,512,800	18,815
		122,231
TOTAL BASIC INDUSTRIES		987,104
CONSTRUCTION & REAL ESTATE - 1.5%
Building Materials - 0.4%
Fortune Brands, Inc.	1,612,300	36,277
Masco Corp.	2,549,100	50,345
		86,622
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc.	232,800	8,337
Crescent Real Estate Equities Co.	1,608,100	35,479
Duke-Weeks Realty Corp.	868,496	21,278
Equity Office Properties Trust	1,053,200	32,123
Equity Residential Properties Trust (SBI)	1,295,600	64,618
Public Storage, Inc.	1,219,600	31,252
Spieker Properties, Inc.	558,500	28,867
		221,954
TOTAL CONSTRUCTION & REAL ESTATE		308,576
DURABLES - 2.5%
Autos, Tires, & Accessories - 1.2%
ArvinMeritor, Inc.	617,925	9,655
AutoNation, Inc.	1,318,700	9,148
Eaton Corp.	871,200	59,078
Goodyear Tire & Rubber Co.	827,800	16,504
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Autos, Tires, & Accessories - continued
Johnson Controls, Inc.	677,000	$ 35,162
Navistar International Corp. (a)	774,700	27,647
Pep Boys-Manny, Moe & Jack	1,330,600	7,734
TRW, Inc.	1,590,000	71,451
		236,379
Consumer Durables - 0.9%
Minnesota Mining & Manufacturing Co.	1,383,900	124,637
Snap-On, Inc.	2,236,600	67,517
		192,154
Consumer Electronics - 0.1%
Black & Decker Corp.	504,800	18,772
Home Furnishings - 0.2%
Newell Rubbermaid, Inc.	1,244,100	33,513
Textiles & Apparel - 0.1%
Kellwood Co.	818,000	18,303
TOTAL DURABLES		499,121
ENERGY - 14.5%
Energy Services - 2.1%
Baker Hughes, Inc.	3,632,900	125,789
Halliburton Co.	5,542,800	255,662
Schlumberger Ltd. (NY Shares)	644,300	47,638
		429,089
Oil & Gas - 12.4%
Anadarko Petroleum Corp.	1,795,007	85,824
BP Amoco PLC sponsored ADR	9,006,204	471,137
Burlington Resources, Inc.	2,382,600	77,732
Chevron Corp.	2,559,741	202,220
Conoco, Inc.:
Class A	1,478,200	33,075
Class B	4,242,249	97,837
Exxon Mobil Corp.	8,797,437	703,795
Occidental Petroleum Corp.	1,597,300	32,345
Royal Dutch Petroleum Co. (NY Shares)	4,046,400	235,703
Santa Fe Snyder Corp. (a)	2,674,275	26,743
TotalFinaElf SA:
Class B	899,543	132,345
sponsored ADR	4,441,903	326,757
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Ultramar Diamond Shamrock Corp.	1,431,600	$ 32,748
USX - Marathon Group	3,318,900	80,691
		2,538,952
TOTAL ENERGY		2,968,041
FINANCE - 24.9%
Banks - 10.5%
Bank of America Corp.	5,857,717	277,509
Bank of New York Co., Inc.	9,061,634	424,198
Bank One Corp.	3,250,829	103,417
Chase Manhattan Corp.	5,945,950	295,439
Comerica, Inc.	3,201,939	163,299
Firstar Corp.	420,600	8,307
FleetBoston Financial Corp.	3,896,096	139,529
Mellon Financial Corp.	4,565,000	172,043
National Bank of Canada	4,357,140	62,990
PNC Financial Services Group, Inc.	846,900	43,086
U.S. Bancorp	4,178,500	80,175
Wachovia Corp.	728,800	40,084
Wells Fargo & Co.	7,965,268	329,065
		2,139,141
Credit & Other Finance - 8.1%
American Express Co.	7,267,800	411,993
Associates First Capital Corp. Class A	7,239,824	189,593
Citigroup, Inc.	11,791,200	832,016
Household International, Inc.	5,092,378	226,929
		1,660,531
Federal Sponsored Credit - 2.6%
Fannie Mae	8,542,600	426,062
Freddie Mac	1,548,400	61,065
SLM Holding Corp.	853,900	36,771
		523,898
Insurance - 2.9%
ACE Ltd.	2,940,400	105,854
American International Group, Inc.	940,200	82,444
Everest Re Group Ltd.	155,200	6,160
Hartford Financial Services Group, Inc.	3,407,200	218,913
Highlands Insurance Group, Inc. (a)(e)	787,590	7,285
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Insurance - continued
Protective Life Corp.	273,500	$ 7,419
The Chubb Corp.	759,000	56,166
The St. Paul Companies, Inc.	747,900	33,235
UnumProvident Corp.	2,222,500	51,118
XL Capital Ltd. Class A	455,800	30,083
		598,677
Savings & Loans - 0.2%
TCF Financial Corp.	1,165,000	34,295
Securities Industry - 0.6%
Franklin Resources, Inc.	296,800	10,648
Morgan Stanley Dean Witter & Co.	824,400	75,227
Nomura Securities Co. Ltd.	2,138,000	41,931
Waddell & Reed Financial, Inc. Class A	1	0
		127,806
TOTAL FINANCE		5,084,348
HEALTH - 7.3%
Drugs & Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	4,997,400	247,996
Eli Lilly & Co.	4,106,700	426,583
Merck & Co., Inc.	3,436,300	246,340
Schering-Plough Corp.	4,276,900	184,709
		1,105,628
Medical Equipment & Supplies - 1.2%
Abbott Laboratories	3,199,300	133,171
Becton, Dickinson & Co.	1,349,300	34,070
Cardinal Health, Inc.	954,200	70,134
		237,375
Medical Facilities Management - 0.7%
HCA - The Healthcare Co.	4,567,900	155,309
TOTAL HEALTH		1,498,312
INDUSTRIAL MACHINERY & EQUIPMENT - 7.5%
Electrical Equipment - 3.9%
General Electric Co.	14,049,600	722,676
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Electrical Equipment - continued
Siemens AG	450,900	$ 69,822
W.W. Grainger, Inc.	412,000	13,081
		805,579
Industrial Machinery & Equipment - 3.5%
Caterpillar, Inc.	2,047,000	69,726
CNH Global NV	1,027,300	8,026
Deere & Co.	2,552,350	98,425
Illinois Tool Works, Inc.	544,200	31,155
Ingersoll-Rand Co.	1,598,900	62,757
ITT Industries, Inc.	437,500	14,383
Kennametal, Inc.	1,004,909	25,060
Parker-Hannifin Corp.	1,612,800	57,355
The Stanley Works	596,400	15,618
Tyco International Ltd.	6,369,840	340,786
		723,291
Pollution Control - 0.1%
Republic Services, Inc. (a)	676,100	11,325
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		1,540,195
MEDIA & LEISURE - 5.2%
Broadcasting - 0.8%
Clear Channel Communications, Inc. (a)	251,100	19,131
Time Warner, Inc.	1,993,541	152,880
		172,011
Entertainment - 2.9%
Fox Entertainment Group, Inc. Class A (a)	1,463,800	44,829
Mandalay Resort Group (a)	1,216,900	29,738
Six Flags, Inc. (a)	141,400	2,148
Viacom, Inc. Class B (non-vtg.) (a)	6,811,354	451,678
Walt Disney Co.	1,417,000	54,820
		583,213
Lodging & Gaming - 0.6%
Harrah's Entertainment, Inc. (a)	918,700	23,025
Starwood Hotels & Resorts Worldwide, Inc. unit	2,990,900	102,064
		125,089
Publishing - 0.4%
Reader's Digest Association, Inc. Class A (non-vtg.)	1,902,300	71,931
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Restaurants - 0.5%
McDonald's Corp.	3,126,200	$ 98,475
TOTAL MEDIA & LEISURE		1,050,719
NONDURABLES - 3.3%
Beverages - 0.1%
Brown-Forman Corp. Class B (non-vtg.)	294,500	14,725
Foods - 0.6%
Nabisco Group Holdings Corp.	1,945,500	51,556
Nabisco Holdings Corp. Class A	1,569,800	83,003
		134,559
Household Products - 1.7%
Avon Products, Inc.	1,830,300	72,640
Clorox Co.	1,170,800	48,369
Dial Corp.	1,269,100	16,102
Gillette Co.	1,848,100	53,941
International Flavors & Fragrances, Inc.	499,400	13,359
Procter & Gamble Co.	981,700	55,834
Unilever NV (NY Shares)	355,714	15,740
Unilever PLC	10,757,678	65,050
		341,035
Tobacco - 0.9%
Philip Morris Companies, Inc.	7,610,500	192,165
TOTAL NONDURABLES		682,484
RETAIL & WHOLESALE - 2.3%
Apparel Stores - 1.0%
Charming Shoppes, Inc. (a)	1,334,600	7,507
Footstar, Inc. (a)	92,254	2,906
The Limited, Inc.	5,339,078	109,117
TJX Companies, Inc.	4,004,146	67,069
Venator Group, Inc. (a)	441,500	6,236
		192,835
General Merchandise Stores - 1.3%
Ames Department Stores, Inc. (a)	320,600	2,284
Consolidated Stores Corp. (a)	2,598,100	31,015
Federated Department Stores, Inc. (a)	2,203,740	53,027
Hudson's Bay Co. (f)	642,800	6,699
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
General Merchandise Stores - continued
JCPenney Co., Inc.	603,200	$ 9,727
Target Corp.	3,552,200	103,014
Wal-Mart Stores, Inc.	1,234,800	67,837
		273,603
TOTAL RETAIL & WHOLESALE		466,438
SERVICES - 1.4%
Printing - 0.2%
New England Business Service, Inc.	587,800	12,197
R.R. Donnelley & Sons Co.	1,069,400	23,794
		35,991
Services - 1.2%
ACNielsen Corp. (a)	1,379,633	33,801
Brascan Corp. Class A (ltd. vtg.)	7,136,569	87,576
Dun & Bradstreet Corp.	268,000	7,923
H&R Block, Inc.	2,187,400	69,997
Viad Corp.	1,966,500	51,252
		250,549
TOTAL SERVICES		286,540
TECHNOLOGY - 3.5%
Communications Equipment - 0.1%
Nortel Networks Corp.	244,509	18,185
Computer Services & Software - 1.0%
Ceridian Corp. (a)	343,300	7,810
Electronic Data Systems Corp.	340,300	14,633
IMS Health, Inc.	2,415,000	43,621
Microsoft Corp. (a)	581,300	40,582
NCR Corp. (a)	1,668,900	59,142
Sabre Holdings Corp. Class A	92,803	2,268
Unisys Corp. (a)	4,146,271	40,685
		208,741
Computers & Office Equipment - 1.8%
Compaq Computer Corp.	4,281,300	120,144
Hewlett-Packard Co.	314,100	34,296
International Business Machines Corp.	1,124,800	126,470
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Pitney Bowes, Inc.	2,003,800	$ 69,382
Xerox Corp.	939,800	13,980
		364,272
Electronic Instruments - 0.3%
Thermo Electron Corp. (a)	2,632,200	54,618
Electronics - 0.2%
Motorola, Inc.	1,137,900	37,622
Photographic Equipment - 0.1%
Eastman Kodak Co.	518,100	28,431
TOTAL TECHNOLOGY		711,869
TRANSPORTATION - 1.3%
Air Transportation - 0.2%
AMR Corp.	740,200	24,473
Southwest Airlines Co.	862,200	20,369
		44,842
Railroads - 1.1%
Burlington Northern Santa Fe Corp.	5,980,900	146,158
CSX Corp.	1,123,300	27,872
Union Pacific Corp.	885,500	38,243
		212,273
TOTAL TRANSPORTATION		257,115
UTILITIES - 9.0%
Cellular - 0.1%
AT&T Corp. - Wireless Group	904,500	24,874
Electric Utility - 2.5%
Allegheny Energy, Inc.	2,456,600	77,076
American Electric Power Co., Inc.	2,031,100	66,645
Cinergy Corp.	1,083,198	28,163
DPL, Inc.	333,679	8,050
Entergy Corp.	6,373,700	172,887
IPALCO Enterprises, Inc.	910,300	20,596
Niagara Mohawk Holdings, Inc. (a)	3,449,000	45,915
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utility - continued
NRG Energy, Inc.	443,100	$ 10,385
PG&E Corp.	3,118,898	80,701
		510,418
Telephone Services - 6.4%
AT&T Corp.	9,589,756	296,683
BellSouth Corp.	4,265,201	169,808
Pathnet, Inc. warrants 4/15/08 (a)(f)	1,010	10
Qwest Communications International, Inc. (a)	667,690	31,340
SBC Communications, Inc.	10,841,144	461,426
Verizon Communications	5,209,644	244,853
WorldCom, Inc. (a)	2,566,490	100,253
		1,304,373
TOTAL UTILITIES		1,839,665
TOTAL COMMON STOCKS (Cost $13,551,648)		18,906,919
Preferred Stocks - 3.2%

Convertible Preferred Stocks - 3.2%
BASIC INDUSTRIES - 0.2%
Chemicals & Plastics - 0.1%
Monsanto Co. $1.625 ACES	572,300	27,435
Paper & Forest Products - 0.1%
Georgia-Pacific Corp. $3.75 PEPS	631,600	19,225
TOTAL BASIC INDUSTRIES		46,660
ENERGY - 0.2%
Oil & Gas - 0.2%
Apache Corp. $2.015 ACES	368,200	16,040
The Coastal Corp. $1.20 PRIDES	741,500	22,824
		38,864
FINANCE - 0.8%
Credit & Other Finance - 0.5%
Federal-Mogul Financing Trust $3.50	990,000	20,790
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
FINANCE - continued
Credit & Other Finance - continued
Union Pacific Capital Trust:
$3.125	823,100	$ 34,673
$3.125 TIDES (f)	817,600	34,441
		89,904
Insurance - 0.3%
ACE Ltd. $4.125 PRIDES	450,600	33,827
MetLife, Inc. $4.00	450,300	30,620
		64,447
TOTAL FINANCE		154,351
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Electrical Equipment - 0.1%
Loral Space & Communications Ltd. Series C:
$3.00 (f)	303,300	5,611
$3.00	418,500	7,742
		13,353
Industrial Machinery & Equipment - 0.1%
Ingersoll Rand Co./Ingersoll Rand Finance $1.68 Growth PRIDES	1,126,900	21,223
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		34,576
MEDIA & LEISURE - 0.8%
Broadcasting - 0.6%
Cox Communications, Inc.:
$2.27 PRIDES	321,700	14,412
$6.858 PRIZES	247,700	25,296
MediaOne Group, Inc.:
$3.04	638,600	26,183
(Vodafone AirTouch PLC) $3.63 PIES	528,700	49,367
		115,258
Entertainment - 0.1%
Six Flags, Inc. $4.05 PIES	581,100	19,539
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
MEDIA & LEISURE - continued
Publishing - 0.1%
Readers Digest Automatic Common Exchange Securities Trust $1.93 TRACES	985,200	$ 33,066
Taylor (J.N.) Holdings Ltd. 9.5%	956,400	0
		33,066
TOTAL MEDIA & LEISURE		167,863
NONDURABLES - 0.3%
Beverages - 0.2%
Seagram Co. Ltd. $3.76 ACES	950,900	48,971
Foods - 0.1%
Chiquita Brands International, Inc.:
Series A, $2.875	474,500	6,910
Series B, $3.75	178,500	3,414
		10,324
TOTAL NONDURABLES		59,295
RETAIL & WHOLESALE - 0.1%
General Merchandise Stores - 0.1%
Kmart Financing I $3.875	607,400	21,259
UTILITIES - 0.6%
Electric Utility - 0.3%
Alliant Energy Resources, Inc. $4.91 (f)	105,400	6,403
NiSource, Inc. $3.875 PIES	606,800	24,955
TXU Corp. $1.6575	795,000	26,434
		57,792
Gas - 0.3%
Enron Corp.:
(EOG Resources, Inc.) $1.5575 ACES	976,300	26,604
Series J, $10.50	21,800	43,823
		70,427
TOTAL UTILITIES		128,219
TOTAL CONVERTIBLE PREFERRED STOCKS		651,087
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.0%
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
CSC Holdings, Inc. 11.125% pay-in-kind	47,240	$ 5,007
Publishing - 0.0%
PRIMEDIA, Inc. 8.625%	12,245	1,041
TOTAL MEDIA & LEISURE		6,048
TOTAL PREFERRED STOCKS (Cost $696,083)		657,135
Corporate Bonds - 2.2%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 1.8%
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate Investment Trusts - 0.0%
Liberty Property LP 8.3% 7/1/01	Ba2	$ 1,358	1,952
DURABLES - 0.1%
Consumer Electronics - 0.1%
Sunbeam Corp. 0% 3/25/18 (f)	Caa2	128,730	21,562
FINANCE - 0.0%
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	A2	9,210	7,748
MEDIA & LEISURE - 0.6%
Broadcasting - 0.2%
Cox Communications, Inc. 1% 4/19/20	Baa3	53,170	26,319
Jacor Communications, Inc. liquid yield option notes 0% 6/12/11	Ba3	18,492	21,868
			48,187
Publishing - 0.4%
News America Holdings, Inc. liquid yield option notes 0% 3/11/13	Baa3	84,780	84,628
TOTAL MEDIA & LEISURE			132,815
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
NONDURABLES - 0.0%
Foods - 0.0%
Chiquita Brands International, Inc. 7% 3/28/01	B3	$ 1,680	$ 1,462
RETAIL & WHOLESALE - 0.1%
Apparel Stores - 0.1%
Charming Shoppes, Inc. 7.5% 7/15/06	B2	5,338	4,964
J. Baker, Inc. 7% 6/1/02	B3	13,300	10,507
			15,471
SERVICES - 0.3%
ADT Operations, Inc. liquid yield option notes 0%, 7/6/10	Baa1	19,295	56,434
TECHNOLOGY - 0.3%
Computer Services & Software - 0.1%
Softkey International, Inc. 5.5% 11/1/00 (f)	-	29,030	28,667
Computers & Office Equipment - 0.1%
Quantum Corp. 7% 8/1/04	B2	16,080	12,693
Electronics - 0.1%
Solectron Corp. 0% 5/8/20	BBB	22,890	14,235
Vitesse Semiconductor Corp. 4% 3/15/05 (f)	B2	15,600	12,987
			27,222
TOTAL TECHNOLOGY			68,582
UTILITIES - 0.4%
Cellular - 0.2%
Nextel Communications, Inc. 5.25% 1/15/10 (f)	B1	26,830	26,964
Telephone Services - 0.2%
Level 3 Communications, Inc. 6% 3/15/10	Caa1	26,620	21,296
Telefonos de Mexico SA de CV 4.25% 6/15/04	Baa3	19,710	24,982
			46,278
TOTAL UTILITIES			73,242
TOTAL CONVERTIBLE BONDS			379,268
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.4%
BASIC INDUSTRIES - 0.0%
Chemicals & Plastics - 0.0%
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	$ 2,660	$ 2,660
ENERGY - 0.0%
Energy Services - 0.0%
RBF Finance Co. 11.375% 3/15/09	Ba3	3,030	3,295
FINANCE - 0.0%
Credit & Other Finance - 0.0%
Macsaver Financial Services, Inc. 7.875% 8/1/03	Ba2	2,000	1,100
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	3,110	2,939
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Pollution Control - 0.0%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba2	1,895	1,706
7.875% 1/1/09	Ba2	2,125	1,859
			3,565
MEDIA & LEISURE - 0.2%
Broadcasting - 0.2%
Adelphia Communications Corp. 9.875% 3/1/07	B1	4,670	4,390
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09	B2	2,680	2,345
NTL Communications Corp. 11.5% 10/1/08	B3	8,280	8,342
Telewest PLC 0% 10/1/07 (d)	B1	4,655	4,469
UIH Australia/Pacific, Inc. Series D 0% 5/15/06 (d)	B2	2,235	2,056
United Pan-Europe Communications NV 10.875% 11/1/07	B2	4,770	4,198
			25,800
Entertainment - 0.0%
Mandalay Resort Group 10.25% 8/1/07 (f)	Ba3	3,125	3,152
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Restaurants - 0.0%
Domino's, Inc. 10.375% 1/15/09	B3	$ 2,020	$ 1,919
TOTAL MEDIA & LEISURE			30,871
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
PSINet, Inc. 10.5% 12/1/06	B3	2,665	2,159
UTILITIES - 0.2%
Cellular - 0.1%
Nextel Communications, Inc.:
0% 10/31/07 (d)	B1	7,500	5,569
12% 11/1/08	B1	4,160	4,462
			10,031
Telephone Services - 0.1%
Global Crossing Holdings Ltd. 9.625% 5/15/08	Ba2	2,665	2,618
McLeodUSA, Inc. 9.5% 11/1/08	B1	1,815	1,742
NEXTLINK Communications, Inc. 9.625% 10/1/07	B2	5,550	5,162
Pathnet, Inc. 12.25% 4/15/08	-	1,010	566
Rhythms NetConnections, Inc. 12.75% 4/15/09	B3	3,330	1,998
WinStar Communications, Inc.:
0% 4/15/10 (d)(f)	B3	2,864	1,260
12.75% 4/15/10 (f)	B3	7,842	7,097
			20,443
TOTAL UTILITIES			30,474
TOTAL NONCONVERTIBLE BONDS			77,063
TOTAL CORPORATE BONDS (Cost $394,209)			456,331
Cash Equivalents - 2.2%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 6.57% (c)	388,588,791	$ 388,589
Fidelity Securities Lending Cash Central Fund, 6.65% (c)	48,075,000	48,075
TOTAL CASH EQUIVALENTS (Cost $436,664)		436,664
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $15,078,604)		20,457,049
NET OTHER ASSETS - (0.2)%		(39,845)
NET ASSETS - 100%		$ 20,417,204
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
TIDES	-	Term Income Deferred Equity Securities
TRACES	-	Trust Automatic Common Exchange Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $154,853,000 or 0.8% of net assets.

Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $15,083,793,000. Net unrealized appreciation aggregated $5,373,256,000, of which $6,908,769,000 related to appreciated investment securities and $1,535,513,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $15,078,604) - See accompanying schedule		$ 20,457,049
Cash		229
Receivable for investments sold		94,111
Receivable for fund shares sold		17,465
Dividends receivable		26,577
Interest receivable		7,002
Other receivables		279
Total assets		20,602,712
Liabilities
Payable for investments purchased	$ 57,617
Payable for fund shares redeemed	68,219
Accrued management fee	8,189
Other payables and accrued expenses	3,408
Collateral on securities loaned, at value	48,075
Total liabilities		185,508
Net Assets		$ 20,417,204
Net Assets consist of:
Paid in capital		$ 14,286,405
Undistributed net investment income		38,600
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		713,865
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,378,334
Net Assets, for 400,684 shares outstanding		$ 20,417,204
Net Asset Value, offering price and redemption price per share ($20,417,204 ÷ 400,684 shares)		$50.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2000 (Unaudited)
Investment Income Dividends (including $153 received from affiliated issuers)		$ 231,177
Interest		20,323
Security lending		295
Total income		251,795
Expenses
Management fee	$ 48,469
Transfer agent fees	20,099
Accounting and security lending fees	661
Non-interested trustees' compensation	47
Custodian fees and expenses	215
Registration fees	327
Audit	71
Legal	41
Interest	336
Miscellaneous	11
Total expenses before reductions	70,277
Expense reductions	(2,324)	67,953
Net investment income		183,842
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $1,475 on sales of investments in affiliated issuers)	720,351
Foreign currency transactions	(402)	719,949
Change in net unrealized appreciation (depreciation) on:
Investment securities	(255,870)
Assets and liabilities in foreign currencies	(23)	(255,893)
Net gain (loss)		464,056
Net increase (decrease) in net assets resulting from operations		$ 647,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2000 (Unaudited)	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 183,842	$ 336,157
Net realized gain (loss)	719,949	2,508,360
Change in net unrealized appreciation (depreciation)	(255,893)	(2,260,412)
Net increase (decrease) in net assets resulting from operations	647,898	584,105
Distributions to shareholders From net investment income	(168,461)	(333,394)
From net realized gain	(506,734)	(2,055,215)
Total distributions	(675,195)	(2,388,609)
Share transactions Net proceeds from sales of shares	2,995,110	4,570,193
Reinvestment of distributions	655,589	2,319,337
Cost of shares redeemed	(4,317,526)	(7,240,283)
Net increase (decrease) in net assets resulting from share transactions	(666,827)	(350,753)
Total increase (decrease) in net assets	(694,124)	(2,155,257)
Net Assets
Beginning of period	21,111,328	23,266,585
End of period (including undistributed net investment income of $38,600 and $23,219, respectively)	$ 20,417,204	$ 21,111,328
Other Information Shares
Sold	59,348	79,856
Issued in reinvestment of distributions	13,887	43,176
Redeemed	(86,830)	(128,249)
Net increase (decrease)	(13,595)	(5,217)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2000	Years ended January 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 50.96	$ 55.46	$ 52.20	$ 44.47	$ 39.15	$ 30.89
Income from Invest- ment Operations
Net investment income	.45 D	.82 D	.85 D	.94 D	1.01 D	.93
Net realized and unrealized gain (loss)	1.24	.63	5.65	9.79	7.17	9.65
Total from investment operations	1.69	1.45	6.50	10.73	8.18	10.58
Less Distributions
From net investment income	(.42)	(.82)	(.85)	(.96)	(1.02)	(.96)
From net realized gain	(1.27)	(5.13)	(2.39)	(2.04)	(1.84)	(1.36)
Total distributions	(1.69)	(5.95)	(3.24)	(3.00)	(2.86)	(2.32)
Net asset value, end of period	$ 50.96	$ 50.96	$ 55.46	$ 52.20	$ 44.47	$ 39.15
Total Return B, C	3.59%	2.27%	12.79%	24.69%	21.74%	35.21%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 20,417	$ 21,111	$ 23,267	$ 21,272	$ 15,024	$ 11,010
Ratio of expenses to average net assets	.69% A	.69%	.67%	.67%	.68%	.68%
Ratio of expenses to average net assets after expense reductions	.67% A, E	.67% E	.66% E	.65% E	.66% E	.67% E
Ratio of net invest- ment income to average net assets	1.81% A	1.42%	1.54%	1.90%	2.46%	2.86%
Portfolio turnover rate	21% A	26%	30%	23%	30%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Indexed Securities. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Indexed Securities - continued

instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,137,962,000 and $3,689,030,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $204,000 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Interfund Lending Program.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $ 31,307,000. The weighted average interest rate was 5.96%. Interest expense includes $251,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $83,950,000. The fund received cash collateral of $48,075,000 which was invested in cash equivalents, and U.S. Treasury obligations valued at $41,200,000.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $29,682,000. The weighted average interest rate was 6.09%. Interest expense includes $85,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,271,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $1,049,000, respectively, under these arrangements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Footstar, Inc.	$ -	$ 4,486	$ -	$ -
Highlands Insurance Group, Inc.	-	-	-	7,285
Ryerson Tull, Inc.	-	-	153	13,521
TOTALS	$ -	$ 4,486	$ 153	$ 20,806

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Stephen R. Petersen, Vice President

Richard A. Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Growth and Income Funds

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(automated graphic)    Automated line for quickest service

EQU-SANN-0900 110702
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Fidelity®

Real Estate Investment

Portfolio

Semiannual Report

July 31, 2000

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	6	The manager's review of fund performance, strategy and outlook.
Investment Changes	9	A summary of major shifts in the fund's investments over the past six months.
Investments	10	A complete list of the fund's investments with their market values.
Financial Statements	15	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	19	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The Federal Reserve Board's effort to keep inflation in check without over-cooling the U.S. economy has taken a toll on the stock market. Through July 2000, bellwether equity indexes such as the Dow Jones Industrial Average, NASDAQ and S&P 500® have negative returns for the year. On the other hand, fixed-income markets are enjoying strong performance. Except for high-yield, most bond sectors - corporates, mortgages, Treasuries and agencies - have returned 4%-6% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Real Estate	26.27%	21.48%	79.27%	229.22%
S&P 500	3.20%	8.98%	177.11%	408.31%
Wilshire Real Estate Securities	25.05%	18.37%	75.75%	110.23%
Real Estate Funds Average	21.59%	13.32%	66.84%	148.09%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs) - and the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the real estate funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 152 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Real Estate	21.48%	12.38%	12.65%
S&P 500	8.98%	22.61%	17.65%
Wilshire Real Estate Securities	18.37%	11.94%	7.71%
Real Estate Funds Average	13.32%	10.55%	9.06%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Real Estate Investment Portfolio on July 31, 1990. As the chart shows, by July 31, 2000, the value of the investment would have grown to $32,922 - a 229.22% increase on the initial investment. For comparison, look at how both the Wilshire Real Estate Securities Index and Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Wilshire Real Estate Securities Index would have grown to $21,023 - a 110.23% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $50,831 - a 408.31% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Volatility and rising interest rates were the main factors influencing equity investors during the six-month period that ended July 31, 2000. The U.S. equity markets struggled to break free from the grip of the Federal Reserve Board, whose effort to cool the overheated economy was delivered via a series of interest-rate hikes. With every clench of its fist, the Fed's effort - which raised the federal funds rate three times by a combined total of 1.0% - gradually tempered the optimism toward stocks as the period progressed. The effect of the Fed's tightening, coupled with the market's concerns about corporate earnings, took its toll beginning in March with a correction in technology stocks. The seemingly invincible NASDAQ Composite Index, which had soared to a 19.2% gain in February, dropped more than 10% in March and shed 25% during a single week in April, before finishing the volatile period with a -4.31% return. The Dow Jones Industrial Average, the blue chips' benchmark, returned -3.08%, while the Standard & Poor's 500 SM Index, an index of 500 commonly held large-cap companies, fared better, gaining 3.20%. Growing concerns about a potential economic slowdown also affected small-cap stocks, as evidenced by the Russell 2000®'s mere 1.35% six-month advance. The S&P and Russell indexes weren't immune from the market's indecisiveness, dropping 1.56% and 3.22%, respectively, during July.

(Portfolio Manager photograph)
An interview with Steve Buller, Portfolio Manager of Fidelity Real Estate Investment Portfolio

Q. How did the fund perform, Steve?

A. Quite well. For the six months that ended July 31, 2000, the fund returned 26.27%. In comparison, the Wilshire Real Estate Securities Index returned 25.05%. During the same period, the real estate funds average tracked by Lipper Inc. returned 21.59%, while the Standard & Poor's 500 Index returned 3.20%. For the 12-month period that ended July 31, 2000, the fund returned 21.48%, outdistancing the Wilshire index, Lipper average and S&P 500 ®, which returned 18.37%, 13.32% and 8.98%, respectively.

Q. What helped the fund outperform the Wilshire index and Lipper peer group during the six-month period?

A. The fund outperformed the index mainly as a result of good sector selection within the industry. Specifically, our large overweighted position in office real estate investment trusts (REITs), slight overweighting in industrial REITs and market weighting relative to the index in the strong-performing apartment REIT sector allowed the fund to surpass the benchmark's performance. Remaining underexposed to the poorly performing retail sector also benefited the fund, as malls, strip centers and factory outlets continued to suffer from concerns about the advent of electronic commerce and its impact on the retail industry. The fund further benefited by not owning any major disappointments. Having a relatively small exposure to strip center owner JDN Realty and no exposure to shopping mall/apartment REIT New Plan Excel Realty - both of which suffered from poor management decisions - extended the fund's rally during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors drove the strong performance of REITs during the six-month period?

A. Good fundamentals in real estate securities coupled with favorable market conditions - constrained supply and high demand - along with high occupancy levels and steady rental growth produced strong bottom-line earnings growth for these companies. Real estate securities also looked attractive on a valuation basis. At the beginning of the period, these securities were incredibly inexpensive, trading at about eight-times earnings on average, after a few years of being neglected by investors. At that level, real estate securities had been trading at a historical low - about a 15%-20% discount to the underlying value of the real estate. Finally, REITs benefited from a sharp decline and extreme volatility in the technology sector, which had attracted the majority of market interest during the past year. After the tech-heavy NASDAQ corrected in the spring, investors began to look at other sectors for more defensive stocks and better valuations.

Q. What adjustments did you make to the portfolio, if any?

A. I didn't make any significant sector changes. I marginally added to the fund's underweighting in hotel REITs when it appeared demand for lodging was stronger than expected, despite considerable supply and rising interest rates. I maintained the fund's overweighting in office REITs, which proved beneficial as demand for space ticked up, particularly in coastal cities.

Q. What holdings stood out as the fund's top performers? Which disappointed?

A. Starwood Hotels & Resorts - the fund's second-largest position - was the fund's top contributor and benefited from a strong revenue-per-available-room ratio. In the office sector, our large overweighting in Reckson Associates Realty surged on robust demand for office space in the New York City area. On the down side, there were no major disappointments. However, Canadian apartment company Boardwalk Equities underperformed due to slower-than-expected implementation of tech-nology within its management operations and building units. Unexpected troubles in its brokerage subsidiary plagued the performance of manufactured housing firm Sun Communities.

Q. What's your outlook?

A. Despite a big run-up during the past six months, my view on real estate securities is still positive. Fundamentals continue to improve, and while valuations in the sector are not as inexpensive as they had been six months ago, they still trade at a discount to their underlying real estate value. Further, the average price-multiple for these securities is still below the historical average. That said, investors should keep in mind that despite the recent period's strong gain, real estate securities historically have appreciated 10%-15% annually on average.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: above-average income and long-term capital growth by investing mainly in the equity securities of companies in the real estate industry

Fund number: 303

Trading symbol: FRESX

Start date: November 17, 1986

Size: as of July 31, 2000, more than $934 million

Manager: Steve Buller, since 1998; associate portfolio manager, Fidelity Real Estate Investment Portfolio, 1997-
1998; manager, Fidelity Select Environmental Services Portfolio, 1997-1998; joined Fidelity in 1992

3

Steve Buller on the impact of an economic soft landing on real estate securities:

"A soft landing, or the gradual slowdown of the U.S. economy to a growth rate consistent with the historical 3% average, should be very good for real estate and real estate securities. In this environment, these securities could do well relative to other industries because most real estate is a contractual business, requiring long-term deals, either through rental agreements or leases. These contracts generate consistent cash flows for real estate companies - cash flows that don't disappear unless the economy goes into a serious recession, which can then lead to higher default rates. But unless the tenants are in considerable economic distress, revenues remain consistent.

"In a soft-landing situation, demand for real estate typically goes down to some extent, but in today's real estate market, a reduction in demand shouldn't create a significant imbalance because there is no indication of oversupply in the marketplace. What hurts real estate most over time is oversupply. As long as the supply side of the market remains constrained, even a reduction of demand from a soft-landing scenario should position real estate securities well relative to other types of securities."

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Equity Office Properties Trust	7.8	9.6
Starwood Hotels & Resorts Worldwide, Inc. unit	7.4	2.1
Equity Residential Properties Trust (SBI)	5.0	5.6
CenterPoint Properties Trust	4.7	4.7
Crescent Real Estate Equities Co.	4.5	4.1
Reckson Associates Realty Corp.	4.1	4.0
Duke-Weeks Realty Corp.	4.1	4.5
ProLogis Trust	3.7	2.8
Apartment Investment & Management Co. Class A	3.6	7.3
Boston Properties, Inc.	3.5	3.3
	48.4	48.0
Top Five REIT Sectors as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	23.3	26.4
REITs - Industrial Buildings	22.7	27.9
REITs - Apartments	14.1	20.1
REITs - Malls	7.5	5.8
REITs - Shopping Centers	6.0	6.4
Asset Allocation (% of fund's net assets)
As of July 31, 2000 *		As of January 31, 2000 **
	Stocks 92.3%		Stocks 96.4%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	3.1%	** Foreign investments	4.4%

Semiannual Report

Investments July 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (Note 1) (000s)
ENTERTAINMENT - 0.9%
Miscellaneous Amusement, Recreation Services - 0.9%
Mandalay Resort Group (a)	128,000	$ 3,128
Park Place Entertainment Corp. (a)	415,600	5,221
		8,349
FEDERAL SPONSORED CREDIT - 0.7%
Federal & Federally Sponsored Credit Agencies - 0.7%
Fannie Mae	140,000	6,983
LODGING & GAMING - 7.4%
Hotels & Motels - 7.4%
Prime Hospitality Corp. (a)	10,900	104
Starwood Hotels & Resorts Worldwide, Inc. unit	2,025,383	69,116
		69,220
PAPER & FOREST PRODUCTS - 0.2%
Paperboard Mills - 0.2%
The St. Joe Co.	54,500	1,621
REAL ESTATE - 6.1%
Operators, Non-Residental - 1.0%
Brookfield Properties Corp.	619,700	9,542
CR Leasing & Development, Inc.:
Class A (d)	46	0
Class B (non-vtg.) (d)	216	2
		9,544
Real Estate Agents - 0.0%
Insignia Financial Group, Inc. (a)	8,100	90
Trammell Crow Co. (a)	19,500	202
		292
Real Estate, General - 2.1%
Boardwalk Equities, Inc. (a)	2,043,600	17,383
Boardwalk Equities, Inc. (a)(c)	254,100	2,161
		19,544
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE - CONTINUED
Subdivided Real Estate Development - 3.0%
Catellus Development Corp. (a)	1,321,400	$ 22,794
Newhall Land & Farming Co.	193,800	5,305
		28,099
TOTAL REAL ESTATE		57,479
REAL ESTATE INVESTMENT TRUSTS - 76.6%
Real Estate Investment Trusts - 0.5%
Grove Property Trust	3,900	63
Highwoods Properties, Inc.	30,100	813
JDN Realty Corp.	95,000	998
Pan Pacific Retail Properties, Inc.	119,700	2,506
		4,380
REITs - Apartments - 14.1%
Apartment Investment & Management Co. Class A	691,800	33,466
Archstone Communities Trust	1,048,200	27,188
Avalonbay Communities, Inc.	269,904	12,719
BRE Properties, Inc. Class A	187,800	6,092
Colonial Properties Trust (SBI)	97,000	2,686
Equity Residential Properties Trust (SBI)	931,462	46,457
Gables Residential Trust (SBI)	111,000	3,018
		131,626
REITs - Hotels - 0.3%
Host Marriott Corp.	212,600	2,365
Wyndham International, Inc. Class A (a)	50,000	106
		2,471
REITs - Industrial Buildings - 22.7%
AMB Property Corp.	1,232,900	29,435
Bedford Property Investors, Inc.	52,700	1,014
CenterPoint Properties Trust	1,031,900	43,856
Duke-Weeks Realty Corp.	1,560,934	38,243
Liberty Property Trust (SBI)	977,000	28,089
ProLogis Trust	1,481,100	34,528
Public Storage, Inc.	1,137,100	29,138
Spieker Properties, Inc.	151,400	7,825
		212,128
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Leisure - 0.1%
Golf Trust of America, Inc.	47,000	$ 734
REITs - Malls - 7.5%
CBL & Associates Properties, Inc.	693,740	17,344
Crown American Realty Trust	1,122,300	6,874
General Growth Properties, Inc.	462,000	15,650
Simon Property Group, Inc.	1,174,800	30,692
		70,560
REITs - Mobile Home Parks - 1.9%
Manufactured Home Communities, Inc.	267,100	6,410
Sun Communities, Inc.	377,600	11,942
		18,352
REITs - Office Buildings - 23.3%
Arden Realty Group, Inc.	375,700	9,956
Boston Properties, Inc.	792,400	32,885
Crescent Real Estate Equities Co.	1,907,900	42,093
Crocker Realty, Inc.:
Class A (d)	1,497	15
Class B (non-vtg.) (d)	1,521,600	15,321
Equity Office Properties Trust	2,395,610	73,065
PS Business Parks, Inc. (d)	61,600	1,571
Reckson Associates Realty Corp.	1,462,400	38,388
SL Green Realty Corp.	154,200	4,578
		217,872
REITs - Prison - 0.2%
Correctional Properties Trust	155,000	1,686
REITs - Shopping Centers - 6.0%
Bradley Real Estate, Inc. (SBI)	150,219	3,230
Federal Realty Investment Trust (SBI)	25,000	534
Kimco Realty Corp.	595,700	24,573
Mid-Atlantic Realty Trust	23,300	253
Philips International Realty Corp.	32,500	557
Vornado Realty Trust	688,000	26,918
		56,065
TOTAL REAL ESTATE INVESTMENT TRUSTS		715,874
Common Stocks - continued
	Shares	Value (Note 1) (000s)
SECURITIES INDUSTRY - 0.3%
Investment Managers - 0.3%
Security Capital Group, Inc. Class B (a)	140,600	$ 2,522
SHIPPING - 0.1%
Water Transportation - 0.1%
Alexander & Baldwin, Inc.	22,700	572
TOTAL COMMON STOCKS (Cost $655,127)		862,620
Cash Equivalents - 7.0%
	Shares
Fidelity Cash Central Fund, 6.57% (b) (Cost $65,008)	65,007,529	65,008
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $720,135)		927,628
NET OTHER ASSETS - 0.7%		6,789
NET ASSETS - 100%		$ 934,417
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,161,000 or 0.2% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
CR Leasing & Development, Inc. Class A	11/19/97	$ 0
CR Leasing & Development, Inc. Class B (non-vtg.)	11/19/97	$ 2
Crocker Realty, Inc. Class A	11/19/97	$ 15
Crocker Realty, Inc. Class B (non-vtg.)	11/19/97 - 12/28/98	$ 15,215
PS Business Parks, Inc.	5/6/98	$ 1,409
Income Tax Information

At July 31, 2000, the aggregate cost
of investment securities for income tax purposes was $720,893,000. Net unrealized appreciation aggregated $206,735,000, of which $212,853,000 related to appreciated investment securities and $6,118,000 related to depreciated investment securities.

At January 31, 2000, the fund had a capital loss carryforward of approximately $52,659,000 all of which will expire on January 31, 2008.
The fund intends to elect to defer to its fiscal year ending January 31, 2001 approximately $3,979,000 of losses recognized during the period November 1, 1999 to January 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $720,135) - See accompanying schedule		$ 927,628
Receivable for investments sold		10,950
Receivable for fund shares sold		10,767
Dividends receivable		1,657
Interest receivable		301
Redemption fees receivable		3
Other receivables		162
Total assets		951,468
Liabilities
Payable for investments purchased	$ 14,706
Payable for fund shares redeemed	1,806
Accrued management fee	417
Other payables and accrued expenses	122
Total liabilities		17,051
Net Assets		$ 934,417
Net Assets consist of:
Paid in capital		$ 744,575
Undistributed net investment income		4,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,195)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		207,495
Net Assets, for 51,644 shares outstanding		$ 934,417
Net Asset Value, offering price and redemption price per share ($934,417 ÷ 51,644 shares)		$18.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2000 (Unaudited)
Investment Income Dividends		$ 18,612
Interest		1,200
Total income		19,812
Expenses
Management fee	$ 2,144
Transfer agent fees	894
Accounting fees and expenses	112
Non-interested trustees' compensation	1
Custodian fees and expenses	23
Registration fees	39
Audit	15
Legal	2
Miscellaneous	4
Total expenses before reductions	3,234
Expense reductions	(199)	3,035
Net investment income		16,777
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	35,605
Foreign currency transactions	(13)	35,592
Change in net unrealized appreciation (depreciation) on:
Investment securities	126,113
Assets and liabilities in foreign currencies	3	126,116
Net gain (loss)		161,708
Net increase (decrease) in net assets resulting from operations		$ 178,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2000 (Unaudited)	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 16,777	$ 36,394
Net realized gain (loss)	35,592	(25,996)
Change in net unrealized appreciation (depreciation)	126,116	(8,499)
Net increase (decrease) in net assets resulting from operations	178,485	1,899
Distributions to shareholders from net investment income	(13,093)	(39,916)
Share transactions Net proceeds from sales of shares	196,098	166,845
Reinvestment of distributions	11,851	35,890
Cost of shares redeemed	(138,430)	(550,052)
Net increase (decrease) in net assets resulting from share transactions	69,519	(347,317)
Redemption fees	217	249
Total increase (decrease) in net assets	235,128	(385,085)
Net Assets
Beginning of period	699,289	1,084,374
End of period (including undistributed net investment income of $4,542 and $858, respectively)	$ 934,417	$ 699,289
Other Information Shares
Sold	11,942	10,721
Issued in reinvestment of distributions	776	2,386
Redeemed	(9,007)	(36,464)
Net increase (decrease)	3,711	(23,357)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2000	Years ended January 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 15.21	$ 20.11	$ 18.25	$ 14.13	$ 12.62
Income from Invest- ment Operations
Net investment income	.36 C	.62 C	.75 C	.79 C	.86 C	.72
Net realized and unrealized gain (loss)	3.42	(.55)	(4.48)	2.41	3.97	1.50
Total from investment operations	3.78	.07	(3.73)	3.20	4.83	2.22
Less Distributions
From net investment income	(.28)	(.69)	(.78)	(.79)	(.72)	(.71)
From net realized gain	-	-	(.27)	(.56)	-	-
In excess of net realized gain	-	-	(.13)	-	-	-
Total distributions	(.28)	(.69)	(1.18)	(1.35)	(.72)	(.71)
Redemption fees added to paid in capital	-	-	.01	.01	.01	-
Net asset value, end of period	$ 18.09	$ 14.59	$ 15.21	$ 20.11	$ 18.25	$ 14.13
Total Return B	26.27%	0.43%	(18.98)%	17.93%	35.45%	18.10%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 934	$ 699	$ 1,084	$ 2,480	$ 2,196	$ 731
Ratio of expenses to average net assets	.87% A	.90%	.89%	.86%	.94%	.99%
Ratio of expenses to average net assets after expense reductions	.82% A, D	.88% D	.86% D	.84% D	.90% D	.95% D
Ratio of net invest- ment income to average net assets	4.52% A	4.06%	4.23%	4.06%	5.63%	6.28%
Portfolio turnover rate	83% A	32%	28%	76%	55%	85%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown and for periods of less than one year are not annualized.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Real Estate Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $16,909,000 or 1.8% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $323,075,000 and $293,548,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting Fees. FSC, an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $68,000 for the period.

5. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $189,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $9,000, respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

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By PC

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(computer_graphic)Fidelity's Web Site
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If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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